Loans and borrowings (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loans and borrowings
Borrowings	$ 119,965,031	$ 105,815,527
Current	11,287,944	15,550,008
Non-current	108,677,087	90,265,519
Local currency
Loans and borrowings
Borrowings	11,370,942	10,417,990
Foreign currency
Loans and borrowings
Borrowings	$ 108,594,089	$ 95,397,537
Bonds | Local currency
Loans and borrowings
Borrowings, interest rate	9.80%	12.40%
Borrowings	$ 5,193,284	$ 5,172,256
Bonds | Foreign currency
Loans and borrowings
Borrowings, interest rate	7.00%	6.40%
Borrowings	$ 88,881,027	$ 72,774,985
Commercial and syndicate loans | Local currency
Loans and borrowings
Borrowings, interest rate	11.70%	12.90%
Borrowings	$ 5,301,424	$ 4,323,198
Commercial and syndicate loans | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.50%	7.20%
Borrowings	$ 18,253,490	$ 21,478,503
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.00%	6.00%
Borrowings	$ 829,334	$ 683,949
Lease liabilities | Local currency
Loans and borrowings
Borrowings, interest rate	9.20%	8.90%
Borrowings	$ 876,234	$ 922,536
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.50%	6.00%
Borrowings	$ 630,238	$ 460,100